UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

          /s/ Michael E. Leonetti     Buffalo Grove, IL       07/05/01
          -----------------------     -----------------       --------
          [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      0
                                                --------------------------------

Form 13F Information Table Entry Total:                                35
                                                --------------------------------

Form 13F Information Table Value Total:              $            260,790
                                                --------------------------------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        30-Jun-99

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
ADC Telecommunications      COM           000886101     2,178       47,800  SH           Sole                                 47,800
AOL Time Warner             COM           00184A105    14,674      133,400  SH           Sole             12,000             121,400
Adaptec Inc                 COM           00651F108     1,861       52,700  SH           Sole              5,000              47,700
Amern Eagle Outfitters      COM           02553E106     2,289       50,300  SH           Sole              4,000              46,300
CVS Corp Com                COM           126650100     5,319      104,800  SH           Sole              8,000              96,800
Cisco Systems Inc           COM           17275R102    21,611      335,384  SH           Sole             28,500             306,884
Citigroup Inc               COM           172967101     8,164      171,880  SH           Sole             10,000             161,880
Commerce Bank               COM           200525103     2,027       50,372  SH           Sole              7,810              42,562
Compaq Computer Corp        COM           204493100     2,608      110,105  SH           Sole              2,700             107,405
E M C Corp                  COM           268648102    12,243      222,600  SH           Sole             16,000             206,600
Fox Entertainment Group Inc COM           35138T107     2,520       93,550  SH           Sole              8,000              85,550
General Electric Co         COM           369604103    15,134      133,927  SH           Sole             10,000             123,927
Home Depot Inc              COM           437076102     5,761       89,400  SH           Sole              8,000              81,400
IBM Corp                    COM           459200101    25,127      194,404  SH           Sole             20,000             174,404
Intel Corp                  COM           458140100     9,561      160,690  SH           Sole              2,800             157,890
Kansas City So. Ind.        COM           485170104     2,750       43,100  SH           Sole                                 43,100
Kroger Co                   COM           501044101     4,157      148,800  SH           Sole             18,000             130,800
Lucent Technologies         COM           549463107    24,243      359,488  SH           Sole             24,312             335,176
MCI Worldcom                COM           55268B106     9,734      113,100  SH           Sole             11,700             101,400
Maytag Corp                 COM           578592107     3,536       50,650  SH           Sole              4,000              46,650
McDonalds Corp              COM           580135101     9,455      229,900  SH           Sole             19,600             210,300
Merck & Co Inc              COM           589331107     4,105       55,750  SH           Sole              6,000              49,750
Microsoft Corp              COM           594918104    10,967      121,600  SH           Sole             10,800             110,800
Novell Inc                  COM           670006105     1,341       50,600  SH           Sole              5,000              45,600
Qwest Communications        COM           749121109     5,151      155,800  SH           Sole              8,000             147,800
Royal Caribbean Cruise      COM           V7780T103     2,177       49,750  SH           Sole              4,000              45,750
Schlumberger Ltd            COM           806857108     6,222       97,700  SH           Sole              8,000              89,700
Sprint                      COM           852061100     7,213      136,100  SH           Sole             14,000             122,100
Sun Microsystems            COM           866810104     4,422       64,200  SH           Sole              8,000              56,200
Time Warner Inc             COM           887315109     6,878       94,700  SH           Sole                                 94,700
Tribune Co                  COM           896047107     8,216       94,300  SH           Sole             11,000              83,300
Tyco International Ltd      COM           902124106     7,675       81,000  SH           Sole              6,000              75,000
Wells Fargo & Co            COM           949746101     3,296       77,100  SH           Sole                                 77,100
Xerox Corp                  COM           984121103     5,275       89,316  SH           Sole              5,000              84,316
Xilinx Inc                  COM           983919101     2,900       50,650  SH           Sole              4,000              46,650
REPORT SUMMARY               35          DATA RECORDS 260,790